Summary of Significant Accounting Policies: Impairment of Long-Lived Assets (Details) (USD $)	12 Months Ended		48 Months Ended	57 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014
Details
Impairment Expense	$ 0	$ 130,933	$ 130,933	$ 130,933